Tax - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge	£ 476	£ 594	[1]	£ 830
Average effective tax rate	18.30%	18.20%
Tax rate effect of foreign tax rates	11.20%
Average effective tax rate, benefit regarding prior period adjustments	5.70%
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) relating to tax rate changes or imposition of new taxes, deferred tax liability (asset)	£ 100
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	183
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes, other comprehensive income	£ 83

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.